Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,248	$ 10,427	$ 13,642
Less: accumulated depreciation	(10,113)	(10,286)	(10,919)
Property and equipment, net	135	141	2,723
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	233	266	279
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	4,536	4,561	4,565
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,383	5,504	7,712
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			990
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 96	$ 96	$ 96